Leases - Schedule of Finance and Operating Leases (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)
Liabilities
Finance lease liabilities – current	$ 25,199			$ 42,062	$ 32,610
Finance lease liabilities – non-current	18,899			38,415	24,457
Total	44,098			80,477	57,067
Less: Accumulated amortization	(155,269)			(179,116)	(200,932)
Right-of-use assets (finance lease), net	41,399			$ 75,391	$ 53,575
Finance lease expenses
Amortization	16,859	$ 21,817	$ 21,817
Interest of financing lease liabilities	$ 1,295	1,676	$ 2,862
Weighted average remaining lease term (Years), Finance leases	1 year 9 months			2 years 25 days	1 year 9 months
Weighted average discount rate (%), Finance leases	5.04%			5.13%	5.04%
Operating lease liabilities – current	$ 217,682			$ 328,848	$ 281,702
Operating lease liabilities – non-current	34,259			69,156	44,334
Total	251,941			398,004	326,036
Less: Accumulated amortization	(671,091)			(773,472)	(868,459)
Right-of-use assets (operating lease), net	259,668			407,744	$ 336,036
Operating lease expenses
Amortization	145,028	187,680		96,285
Interest of operating lease liabilities	$ 5,753	$ 7,445		$ 3,630
Weighted average remaining lease term (Years), Operating leases	1 year 29 days			1 year 2 months 1 day	1 year 29 days
Weighted average discount rate (%), Operating leases	4.37%			4.59%	4.37%
Motor Vehicles Under Hire Purchase [Member]
Liabilities
Right-of-use assets, net	$ 141,468			$ 183,073	$ 183,073
Leased Office Equipment [Member]
Liabilities
Right-of-use assets, net	55,200			71,434	71,434
Leasehold Buildings [Member]
Finance lease expenses
Right-of-use assets, net	$ 930,759			$ 1,181,216	$ 1,204,495